Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Cash flows from operating activities
Profit before income tax	€ 615	€ 444		€ 206
Adjustments for:	1,148	1,182		1,034
Amortization and depreciation	450	438		446
Other adjustments:	698	744		588
(Profit) / losses on equity accounted investments	8	(37)		(63)
Impairment of assets and net provision charges	49	73		101
(Profit) / losses on disposal of fixed assets	2	1		7
Government grants taken to income	(7)	(15)		(10)
Finance cost / (income)	628	681		556
Other adjustments	18	41		(3)
Change in operating assets and liabilities	(31)	23		(363)
Change in inventories	(97)	26		(411)
Change in trade and other receivables	(32)	(42)		(69)
Change in current financial assets and other current assets	4	10		13
Change in current trade and other payables	94	29		104
Other cash flows used in operating activities	(685)	(747)		(660)
Interest paid	(532)	(571)		(529)
Interest received	10	11		14
Income tax paid	(169)	(176)		(159)
Other paid	6	(11)		14
Net cash from/(used in) operating activities	1,047	902		217
Cash flows from investing activities
Payments for investments	(588)	(702)		(432)
Group companies, associates and business units	(108)	(286)		(29)
Property, plant and equipment and intangible assets	(423)	(372)		(310)
Property, plant and equipment	(265)	(233)		(224)
Intangible assets	(158)	(139)		(86)
Other financial assets	(57)	(44)		(93)
Proceeds from the sale of investments	9	1,588		38
Non-current assets held for sale		1,564
Property, plant and equipment	4	24		23
Other financial assets	5			15
Net cash (used in) investing activities	(579)	886		(394)
Cash flows from financing activities
Proceeds from and payments for financial liability instruments	(309)	(1,352)		171
Issue	1,360	4,007		1,638
Redemption and repayment	(1,550)	(5,248)		(1,351)
Lease payments	(119)	(111)		(116)
Dividends	(128)	(1)
Dividends paid	(128)	(1)
Other cash flows used in financing activities	(92)	(6)		1
Financing costs included in the amortized cost of the debt		(58)
Acquisition of non-controlling interests	(129)
Other amounts from / (used in) financing activities	37	52		1
Net cash from/(used in) financing activities	(529)	(1,359)		172
Effect of exchange rate fluctuations on cash	(94)	22		(15)
Net increase / (decrease) in cash and cash equivalents	(155)	451		(20)
Cash and cash equivalents at beginning of the year	980	529	[1]	549
Cash, restricted cash and cash equivalents at year end	€ 825	€ 980		€ 529

[1]	(See Note 2.d)